Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash generated by operating activities
Cash flow from operations	R 52,268	R 36,546	R 48,988
(Increase)/decrease in working capital	(7,154)	5,838	2,410
Cash generated by operating activities	R 45,114	R 42,384	R 51,398